Other Liabilities - Schedule of Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Deferred taxes	$ 3,579	$ 286
Commitments to fund tax credit investments	947	295
Incentive plan liabilities	676	267
Fair value of derivative financial instruments	636	486
Accrued expenses and accounts payable	397	275
Lease liabilities	396	352
Reserve for off-balance sheet credit exposure	316	106
Accrued interest payable	137	57
Other	822	464
Total other liabilities	$ 7,906	$ 2,588